Commitments and contingencies - Product warranty reconciliation (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Guarantees - general
Maximum potential payments	$ 336	$ 354
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	1,148	1,362
Net change in warranties due to acquisitions and divestments		11
Claims paid in cash or in kind	(281)	(319)
Net increase to provision for changes in estimates, warranties issued and warranties expired	301	224
Exchange rate differences	(79)	(130)
Product warranties at end of period	1,089	1,148
Performance guarantees
Guarantees - general
Maximum potential payments	209	232
Carrying amount of liabilities	$ 0	0	$ 0
Performance guarantees | Projects executed as a member of consortia | Minimum
Guarantees - general
Original maturity of performance guarantees	1 year
Performance guarantees | Projects executed as a member of consortia | Maximum
Guarantees - general
Maximum potential payments	$ 136	156
Original maturity of performance guarantees	6 years
Financial guarantees
Guarantees - general
Maximum potential payments	$ 77	72
Guarantee obligations, companies with current or former equity interest held by ABB	17	12
Carrying amount of liabilities	0	0	0
Indemnification guarantees
Guarantees - general
Maximum potential payments	50	50
Carrying amount of liabilities	$ 0	$ 0	$ 0